Natural Gas Properties - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Abstract]
Natural gas properties	$ 56,977,091	$ 45,478,907
Less: Accumulated Impairment	(22,998,077)	(22,998,077)
Natural gas and other properties, net	$ 33,979,014	$ 22,480,830